Financial Risk Management - Summary of Change in Foreign Exchange Rate (Details) - Foreign Currency Risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
10% Depreciation | British Pound Sterling
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax	€ (55)	€ (9)
10% Depreciation | Japanese Yen
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax	34	(1)
10% Depreciation | U.S. Dollar
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax	(24,361)	(1,360)
10% Appreciation | British Pound Sterling
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax	67	15
10% Appreciation | Canadian Dollar
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax		1
10% Appreciation | Japanese Yen
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax	(41)	1
10% Appreciation | U.S. Dollar
Disclosure of Financial Risk Management [Line Items]
Effect on profit / (loss) before tax	€ 29,775	€ 1,843